Stonepeak Aviation Holdings I (Cayman) LP ABS-15G

Exhibit 99.1

Private & confidential

SP Novo US LLC

c/o Corporation Trust Center

1209 Orange Street

Wilmington

New Castle County

Delaware 19801

United States of America

(as an “LOE Issuer”)

SP Novo (Ireland) Designated Activity Company

32 Molesworth Street

Dublin 2

Ireland

(as an “LOE Issuer”)

SP Novo Japan G.K.

c/o Tokyo Kyodo Accounting Office

1-1, Marunouchi 3-chome

Chiyoda-ku

Tokyo

Japan

(as an “LOE Issuer”)

SALT 2021-1 Trust

c/o Corporation Trust Center

1209 Orange Street

Wilmington

New Castle County

Delaware 19801

United States of America

(as “Trust Issuer”)

Goldman Sachs & Co. LLC

200 West Street

New York, NY 10282-2198

United States of America

(as “Lead Manager”)

SP Novo Aviation Holdings LP

c/o Maples Corporate Services Limited

PO Box 309, Ugland House

Grand Cayman, KY1-1104,

Cayman Islands

(as “Originator”)

07 October 2021

Dear Ladies and Gentlemen,

Agreed-upon procedures letter for Securitization project (the “AUP Letter”) in connection with proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

Section 1. Background

In accordance with the terms of our arrangement letter dated 24 September 2021, we have read the items identified by you in respect of certain specified loan information in the form set out in Attachment A and contained in a data sheet delivered by you to us on 06 October 2021, entitled “(2021-10-06) SALT 21-1 ABS Datatape.xlsx” (the “Data sheet”) in relation to 26 facilities (the “Facilities”) containing 116 loans (the “Loans”) secured by 156 aircraft (the “Aircraft”). We understand the Facilities and Loans are currently owned by the LOE Issuers and that the Data sheet has been prepared and provided to us by the Originator.

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

In accordance with International Standard on Related Services 4400, Engagements to Perform Agreed-Upon Procedures Regarding Financial Information, we applied certain procedures, as explained in Section 2 below, to the specified loan information contained on the Data sheet in respect of the Facilities, Loans and Aircraft. An extract of the Data sheet is attached hereto in Appendix 3 for identification purposes only.

The Data sheet has been prepared by the Originator and the information included therein has been extracted from certain of the information systems and other sources maintained by the Originator. The Data sheet is the responsibility of the Issuers.

For the purposes of this letter “Facility Documentation” shall mean copies of the signed facility agreements with the respective borrowers as amended or supplemented where appropriate and the related extension agreements, termination agreements, option agreements, novation agreements, debt deferral or restructuring agreements and other relevant Loan related agreements where appropriate as provided to us by the Originator in respect of the Loans. The full list of Facility Documentation provided to us by the Originator is set out in Appendix 7 and our procedures are limited to a transcription review of those documents as set down therein.

—	The Facility Documentation in respect of the Loans were provided to us by the Originator as of 15 August 2021.

—

The Originator has informed us that the Data sheet in respect of the Loans reflects the amendments and other modifications to the Facility Documentation up to 15 August 2021 but do not reflect amendments or other modifications to the Facility Documentation in the period from 15 August 2021 to 07 October 2021. We have carried out no procedures in respect of amendments or other modifications to the Facility Documentation in the period since 15 August 2021.

—

We performed the procedures set out in Section 2 below in respect of the Facility Documentation provided to us by the Originator. Our procedures were based solely on copies of the Facility Documentation provided to us by the Originator in respect of the Loans and we make no comment on the completeness or accuracy of the Facility Documentation and such related information.

—

It should be understood that we make no representations as to questions of legal interpretation, the accuracy of the Facility Documentation or regarding the sufficiency for your purposes of the procedures set out in Section 2 below. Furthermore we make no representations as to the compliance of the borrowers or any member of the Originator group with any or all of the terms of the Facility Documentation. Our procedures were restricted to those set out in Section 2 below

We understand that the Data sheet for the Loans has been prepared for the particular purpose of summarising certain of the principal economic terms of the Facility Documentation for the Loans, which is being used to present certain information to be included in the Offering Memorandum relating to the issuance and offering by the Issuers. However, we make no comment on the completeness or the adequacy for your purposes of the information contained in the Data sheet for the purposes of preparing such information.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

This AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this AUP Letter, you agree (save as otherwise expressly agreed in the arrangement letter) that we have no responsibility to and we will not perform any work subsequent to the date of this AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this AUP Letter.

We were not engaged to, and did not perform an audit, the objective of which would be the expression of an opinion on the specified elements, accounts or items. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This AUP letter is not issued in accordance with the provisions of the American Institute of Certified Public Accountants. Subject always to the previous sentence, it may be disclosed to and/or produced as provided for in the arrangement letter.

Rule 17g-10(d)(1) promulgated by the United States Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), defines certain services which are considered to be due diligence (“Due Diligence”). Rule 15Ga-2 of the Exchange Act requires the issuer or underwriter of any ABS (as defined in the Exchange Act) to make publicly available the findings and conclusions of any third-party due diligence report obtained by the issuer or underwriter by furnishing such information in Form ABS-15G, “Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934”, which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval system (“EDGAR”).

This letter is also attached to a Form ABS Due Diligence-15E, to be posted to the 17g-5 website for the related ABS transaction. For the avoidance of doubt this filing is the responsibility of the Issuers and the Originator only.

Any other party (including rating agencies and investors) that obtains access to this AUP Letter or Form ABS Due Diligence-15E is not authorised by KPMG to use or rely upon this AUP Letter. This AUP Letter shall not be copied, referred to or disclosed, in whole or in part, without our prior written consent, save in accordance with the terms of our arrangement letter. To the fullest extent permitted by law, KPMG neither owes nor accepts any duty to any other party and shall not be liable for any loss, damage or expense of whatsoever nature which is caused by their reliance on our AUP Letter.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Section 2: Procedures Performed and Observations

Other than the procedures summarised below and as set out in detail in Appendix 1 we have not performed any other procedures on the information set out below and we have not performed any procedures on any other information included in the Data sheet.

The Data sheet contains the following four worksheets on which we performed our procedures:

—	The ‘Facility Summary’ worksheet (“Facility Datatape”) containing data on 26 facilities;

—	the ‘Loan Summary’ worksheet (“Loan Datatape”), containing data on 116 loans;

—	the ‘Borrowers & Guarantors’ worksheet (“Borrowers Datatape”) containing data on 65 entities; and

—	the ‘Aircraft Summary’ worksheet (“Aircraft Datatape”) containing data on 156 aircraft.

In addition to the procedures as agreed in our arrangement letter dated 24 September 2021, you asked us to perform additional procedures on columns Y, AA, AB and AC in the Facility Datatape, and column O in the Loan Datatape, as detailed in Appendix 1.

2.1 Summary of Procedures Performed

Please see Appendix 1 for a detailed description of the procedures we performed. In summary, we completed the following.

2.1.1 In-scope fields

We agreed with you a list of fields that were in-scope for our procedures (the “In-Scope Fields”). The total number of In-Scope Fields was 51, comprising of:

—	24 fields in the Facility Datatape;

—	23 fields in the Loan Datatape;

—	three fields in the Borrowers Datatape; and

—	one field in the Aircraft Datatape).

Please see Appendix 1 for the list of In-Scope Fields on which we performed our procedures, and Appendix 3 for a visual identification of the In-Scope Fields in the Data sheet (columns labelled “In Scope” and field values shaded in white).

For the avoidance of doubt, we agreed with you that all other fields in the Data sheet were out-of-scope (the “Out-Of-Scope Fields”), and we did not perform any procedures on the Out-

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Of-Scope Fields. Please see Appendix 2 for the list of Out-Of-Scope Fields, and Appendix 3 for a visual identification of the Out-Of-Scope Fields in the Data sheet (columns labelled “Not In Scope” or “N/A” and field values shaded in grey).

2.1.2 Form of the procedures

For 28 of the In-Scope Fields, our procedures comprised of a Transcription Review, i.e. we compared the value for the field in the Data sheet to that set out in a source document as agreed with and provided by you. Please see Appendix 7 for a list of all source documents provided to us.

Please note, in some instances we performed simple mathematical functions as part of the Transcription Review procedure. This was limited to addition, subtraction, multiplication or division of two or more numerical values which had been set out in a source document(s) as agreed with and provided by you. Please see Appendix 1 for full details on all Transcription Reviews completed as part of our procedures.

For 23 of the In-Scope Fields, our procedures comprised of a Derived Field Review, i.e. we compared the value for the field in the Data sheet to that derived by applying calculation logic onto other fields in the Data sheet, the calculation logic and fields to be referenced as agreed with you.

—	For 19 of the 23 In-Scope Fields for which we completed a Derived Field Review, the calculation logic was entirely based on In-Scope Fields for which we had already completed a Transcription Review.

—

For four of the 23 In-Scope Fields for which we completed a Derived Field Review, the calculation logic was based on at least one field for which no Transcription Review had been completed. This was limited to Derived Field Reviews using Aircraft valuation fields (“HLBV Fields”) as an input to the calculation logic. All HLBV Fields are Out-Of-Scope Fields.

—

For the avoidance of doubt, we performed no procedures on the HLBV Fields, we have not reconciled the values in those fields to any Facility Documentation, and make no comment as to the accuracy of the information contained in those fields.

—

Full details on which Derived Field Reviews were based on Transcription Review fields only, and which were in part based on HLBV Fields, are contained in Appendix 1. Where the calculation logic refers to In-Scope Fields, the field names have been coloured in green; where the calculation logic refers to Out-Of-Scope Fields, the field names have been coloured in the grey.

For four of the In-Scope Fields, our procedures comprised of both a Transcription Review and Derived Field Review.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

—	For all four fields, where a Derived Field Review was performed, the procedure was entirely based on In-Scope Fields for which we had already completed a Transcription Review.

Full details of all three categories of procedures, and which In-Scope Fields they were performed on, is contained in Appendix 1.

2.1.3 Management assertions supporting our procedures

In certain cases, as set out in Appendix 4, you provided us with management assertions and alternative sources of information. We make no comment on the appropriateness or accuracy of any information provided.

In certain cases, as set out in Appendix 5, you informed us of changes to our agreed procedures necessary to reconcile certain In-Scope Field values. We make no comment on the appropriateness of these changes to our procedures.

2.1.4 Agreed procedures thresholds

We agreed with you that we would apply the following thresholds:

—	six decimal places (0.000001%) for all In-Scope Fields containing decimal values; and

—	10c ($0.10) for all In-Scope Fields containing other numerical figures.

2.2 Limitations to our procedures

You made all Facility Documentation available to us through access to a data room, hosted by Bellinger AM (the “Data Room”). We make no comment as to the completeness of the documentation provided in the Data Room, nor to the accuracy of any information contained therein.

You indicated to us which documents in the Data Room were relevant to our procedures, and which folders in the Data Room contained those documents. For the avoidance of doubt, we have only reviewed the documents listed in Appendix 7 as part of our procedures.

We reviewed the documents listed in Appendix 7 on or before 15 August 2021. For the avoidance of doubt, to the extent any additional Facility Documentation was populated to the Data Room after 15 August 2021 we have neither reviewed or incorporated into our procedures any such additional Facility Documentation.

We note that for four Facilities, you instructed us to reconcile certain values in the Data sheet to an Excel file which you provided (the “Underlying Facility Datatape”), rather than a legal

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

document. We make no comment regarding the accuracy of the information in the Underlying Facility Datatape. Please see Appendix 1 for full details on the fields in the Data sheet that were reconciled to the Underlying Facility Datatape.

We note the ‘Servicer’ values set out in the Facility Datatape contain certain information in parenthesis relating to ownership and country of domicile. For the avoidance of doubt we have not reviewed any information contained in parenthesis.

2.3 Results

We relied on a significant number of management assertions and methodology statements to perform our procedures, and we make no comment on the completeness or accuracy of these which are set out in detail throughout Appendix 1. Noting the aforementioned management assertions, all In-Scope Fields on which we performed our procedures reconciled to the Data sheet provided to us by you with the exception of the following:

1.

For four values in the Loan Datatape and four values in the Facility Datatape, our procedures did not reconcile to within the agreed threshold. However, the maximum variances were 89 cents ($0.89) for the numerical field variances, and 0.000008% for the decimal field variances.

2.	For a further 13 values in the Loan Datatape and seven values in the Facility Datatape, our procedures did not reconcile to exactly zero; however, the variances were within the agreed threshold.

Please see Appendix 5 for full details of all variances.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

We have complied with the Code of Ethics for Professional Accountants by the International Ethics Standards Board for Accountants (the “IESBA Code”). We confirm that we are independent of the Issuers for purposes of the IESBA Code.

Yours faithfully

KPMG

Enclosures:

Appendix 1:	Detailed procedures performed and observations

Appendix 2:	Out-Of-Scope Fields

Appendix 3:	Extract from Data sheet

Appendix 4:	Additional Information Provided

Appendix 5:	Notes to KPMG procedures

Appendix 6:	Detailed observations

Appendix 7:	Source files

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Appendix 1: Detailed procedures performed and observations

Other than the procedures enumerated below we have not performed any other procedures on the information set out below and we have not performed any procedures on any other information included in the Data sheet.

The Data sheet contains the following four worksheets on which we performed our procedures:

1.	The ‘Loan Summary’ worksheet (“Loan Datatape”), containing data on 116 loans, details of our review procedures and observations are set out in Section A1.1 herein;

2.	The ‘Facility Summary’ worksheet (“Facility Datatape”) containing data on 26 facilities, details of our review procedures and observations are set out in Section A1.2 herein;

3.	the ‘Borrowers & Guarantors’ worksheet (“Borrowers Datatape”) containing data on 65 entities; details of our review procedures and observations are set out in Section A1.3 herein and

4.	the ‘Aircraft Summary’ worksheet (“Aircraft Datatape”) containing data on 156 aircraft, details of our review procedures and observations are set out in Section A1.4 herein.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

A1.1 Loan Datatape

The table below sets out our procedures with respect to the Loan Datatape.

Column	Field Name	Review category	Field Description	Review Procedure	Observation
E	Financing Type (loan, revolver, etc.)	Transcription review	You indicated to us that this field represented the Loan type (term loan, RCF etc.).

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Underlying Facility Datatape - Loan IDs 18, 20, 22, 41, 42, 44, 46, 47, 49, 53, 54, 56, 57, 74-76, 78.

●  Loan Supplement - Loan IDs 151-154.

We note that for 17 Loans the value in the Loan Datatape was reconciled to an Excel file (Underlying Facility Datatape), rather than a legal document. We make no comment regarding the accuracy of the information in the Underlying Facility Datatape.

We note that for 44 Loans, the Loans are not defined as a term loan but this classification has been determined by reference to the existence of a scheduled maturity date and amortization profile.

F	% Owned in Loan	Transcription review	You indicated to us that this field represented the percentage of total Loan balance owned by StonePeak.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement. We found that all Loans were in agreement based on a threshold of +/- 0.000001%.

Source files:

Values were reconciled to the associated Transfer Certificates, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Global balance per the May Rollover Reports divided by StonePeak balance per the Transfer Certificate – Loan IDs 10-22, 35-49, 50-57, 132-139, 148-154, 199, 202, 204, 214-225.

●  Global balance per the Underlying Facility Datatape divided by StonePeak balance per the Transfer Certificate – Loan IDs 69-78.

●  Global balance per the Loan Supplement divided by StonePeak balance per the Transfer Certificate – Loan IDs 142-143.

We note that for 10 Loans the value in the Loan Datatape was reconciled to an Excel file (Underlying Facility Datatape), rather than a legal document. We make no comment regarding the accuracy of the information in the Underlying Facility Datatape.

In the case of 16 Loans (Loan IDs 69-78), you informed us that StonePeak’s ownership relates to the fixed tranche of these Loans only and not the floating tranche. We have not validated this assertion and make no comment thereon. We note that the value presented represents the % ownership on an aggregate basis of both the fixed and floating tranches.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
F (continued)

●  Global balance per the Security Document divided by StonePeak balance per the Transfer Certificate – Loan ID 198.

●  Global balance per the Amortization Schedule divided by StonePeak balance per the Transfer Certificate – Loan ID 203.

●  Global balance per the Loan Schedule for all non-subordinated tranches (to include tranches that StonePeak owns and does not own) divided by StonePeak balance per the Loan Schedule – Loan IDs 187, 189, 191, 193, 195, 207, 210, 213.

In the case of eight Loans (Loan IDs 187, 189, 191, 193, 195, 207, 210, 213) you informed us that the % Owned in Loan should be calculated using the global balance for all non-subordinated tranches (including those tranches that StonePeak does not own). We note that this differs to the basis on which the Loan Balance at ECD (Col J below) was calculated. We have not validated this assertion and make no comment thereon.
G	Loan Facility Agreement Date	Transcription review	You indicated to us that this field represented the date of the facility agreement.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan IDs 18, 20, 22, 41, 42, 44, 46, 47, 49, 53, 54, 56, 57, 74-76, 78, 152, 154.

We also note that although an amended facility agreement exists for Loan IDs 132-136 the Loan Facility Agreement Date per the Loan Datatape for these Loans refers the date of the original facility agreement. However, you informed us that this due to specific wording in the amended facility agreement (see Appendix 4 for more details).
H	Loan Maturity Date	Transcription review	You indicated to us that this field represented the date on which the Loan is scheduled to mature.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan IDs 10-22, 35-57, 69-78, 110, 138-139, 142-143, 148-154, 199, 233-236.

●  Amortization Schedule - Loan IDs 132-136, 191, 193, 195, 203, 204, 207, 210, 213

●  Security Document - Loan IDs 198, 214-225.

For 43 Loans the Facility Agreement did not explicitly define the Loan as a term Loan. As such, this classification has been determined by reference to the existence of:

(a)   Contractual Maturity Dates; and

(b)   Amortization schedules.

We reconciled the Loan Maturity Date in this manner for the following 43 Loans:

●    Loan IDs 112-131, 156, 158, 160, 187, 189, 191, 193, 195, 198, 207, 210, 213-224

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
I	Sponsor Loan Balance at ECD	Transcription review/ Derived field review	You indicated to us that this field represented the Loan balance owned by StonePeak at 31 August 2021.

We compared the value shown on the Loan Datatape to that set out in the source files specified below. We found that 114 Loans were in agreement based on a threshold of +/- 0.10.

Source files:

Values were reconciled to the associated Transfer Certificates, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Rollover Report - Loan IDs 35-49, 110, 132-136, 134-137, 148-154, 156, 158, 187, 189, 199, 202-204, 214-225, 234.

●  Calculated as % Owned in Loan (Col F above), multiplied by Loan Balance at ECD (Col J below) – Loan IDs 10-22, 50- 78, 112-133, 138-143, 160, 191, 193, 195, 198, 207, 210, 213, 233-236.

We note that one Loan was outside the threshold of +/- 0.10. However, the maximum variance is 0.89. Please see Appendix 5 for more details.

In the case of two Loans (Loan IDs 135 and 203) you informed us that a scheduled principal payment had occurred between the date of the source file and the ECD, and that the scheduled payment amount should be deducted from the SP Loan Balance per the source file to reconcile the SP Loan Balance at ECD value. We have not validated this assertion and make no comment thereon.

J	Loan Balance at ECD	Transcription review	You indicated to us that this field represented the Loan balance at 31 August 2021 (i.e. both the StonePeak and non-StonePeak aggregate balance).

We compared the value shown on the Loan Datatape to that set out in the source files specified below. We found that 113 Loans were in agreement based on a threshold of +/- 0.10.

Source files:

Values were reconciled to the associated Rollover Reports, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan IDs 10-22, 50-78, 142, 143, 233-236.

●  Facility Agreement - Loan ID 202-203.

●  Amortization Schedule - Loan IDs 112-124, 132, 133, 160, 191, 193, 195, 207, 210, 213.

●  Security Document - Loan IDs 125-131, 198.

We note that two Loans were outside the threshold of +/- 0.10. However, the maximum variance is 0.23. Please see Appendix 5 for more details.

In the case of one Loans (Loan ID 135) you informed us that a scheduled principal payment had occurred between the date of the source file and the ECD, and that the scheduled payment amount should be deducted from the Loan Balance per the source file to reconcile the Loan Balance at ECD value. We have not validated this assertion and make no comment thereon.

In the case of eight Loans (Loan IDs 187, 189, 191, 193, 195, 207, 210, 213) you informed us that the Loan Balance at ECD should be calculated using the balance for those tranches owned by StonePeak only (i.e.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
J (continued)					excluding all tranches in the Loan that StonePeak does not own). We note that this differs to the basis on which the % Owned in Loan (Col F above) was calculated. We have not validated this assertion and make no comment thereon.
K	Current Loan LTV	Derived field review	You indicated to us that this field represented the Loan to Value ratio as at 31 August 2021.

We compared the value on the Loan Datatape to the value derived using the calculation logic below. We found that 114 Loans were in agreement based on a threshold of +/- 0.00001%.

Calculation logic:

SP Balance at ECD (Col I above) divided by Sponsor Average HLBV

We note that one Loan was outside the threshold of +/- 0.000001%. However, the maximum variance is 0.000008%. Please see Appendix 5 for more details.

You indicated to us that the Sponsor Average HLBV was the average of three aircraft appraisals for the year 2021 that you provided to us. We make no comment on the accuracy of these appraisals.

In the case of 12 Loans (Loan IDs 187, 189, 191, 193, 195, 207, 210, 213, 233-236), you indicated to us that the LTV calculation should account for all tranches within these Loans, including those in which StonePeak does not participate, when determining collateral value. You have represented to us that in the case of three of these Loans (Loan IDs 207, 210, 213) that one tranche in each Loan is subordinated in the event of default and should be excluded from the calculation of collateral value. We have not validated this assertion and make no comment thereon.

L	Sponsor Loan Balance at Maturity	Derived field review	You indicated to us that this field represented the	We compared the value shown on the Loan Datatape to that set out in the source files specified below. We found that all Loans were in agreement based on a threshold of +/- 0.10.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
L (continued)			outstanding Loan balance owned by StonePeak at the Loan maturity date.	Calculation Logic: % Owned in Loan (Col F above) multiplied by Loan Balance at Maturity (Col M below)
M	Loan Balance at Maturity	Transcription review	You indicated to us that this field represented the total final payment to be made at the Loan Maturity Date.

We compared the value shown on the Loan Datatape to that set out in the source files specified below. We found that all Loans were in agreement based on a threshold of +/- 0.10.

Source files:

Values were reconciled to the associated Loan Supplements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Amortization Schedule - Loan IDs 112-124, 132-136, 156, 158, 160, 191, 193, 195, 203-204, 207, 210, 213.

●  Security Document - Loan IDs 125-131, 198.

●  Rollover Report - Loan IDs 137, 187, 189

●  Facility Agreement - Loan ID 202, 214-225.

In the case of eight Loans (Loan IDs 187, 189, 191, 193, 195, 207, 210, 213) you informed us that the Loan Balance at Maturity should be calculated using the balance for those tranches owned by StonePeak only (i.e. excluding all tranches in the Loan that StonePeak does not own). We have not validated this assertion and make no comment thereon.
N	LTV at Maturity Date	Derived field review	You indicated to us that this field represented the Loan to Value ratio as at the Loan Maturity Date.

We compared the value on the Loan Datatape to the value derived using the calculation logic below and found it to be in agreement, based on a threshold of +/- 0.00001%.

Calculation Logic:

SP Loan Balance at Maturity (Col L above) divided by the Future HL BV from the Appraised Value tab of the Data sheet for the date corresponding with the last day of the month prior to the Maturity Date.

You indicated to us that the Sponsor Average HLBV was the average of three interpolated aircraft appraisals for the month prior to the month of Loan maturity. We do not make any comment regarding the accuracy of these appraisals.

In the case of 12 Loans (Loan IDs 187, 189, 191, 193, 195, 207, 210, 213, 233-236), you indicated to us that the LTV calculation should account for all tranches within these Loans, including those in which StonePeak does not participate, when determining collateral value. You have represented to us that in the case of three of these Loans (Loan IDs 207, 210, 213) that one tranche in each

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
N (continued)					Loan is subordinated in the event of default and should be excluded from the calculation of collateral value. We have not validated this assertion and make no comment thereon.
O	% Owned in Loan at Maturity	Derived field review

We compared the value on the Loan Datatape to the value derived using the calculation logic below and found it to be in agreement, based on a threshold of +/- 0.00001%.

Calculation Logic:

Sponsor Loan Balance at Maturity (Col L above) divided by Loan Balance at Maturity (Col M above)

P	Balloon (vs. Amort.) (Y / N)	Transcription review

You indicated to us that this field was populated with Y where any of the following criteria apply to the Loan:

(a) the final Loan payment is more than 200% of the average Loan payment;

(b) there is a single payment due at the Loan maturity date; or

(c) there is a Loan buy-out option.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan IDs 18, 20, 22, 41, 42, 44, 46, 47, 49, 53, 54, 56, 57, 74-76, 78, 138, 139, 142-143, 148-154 233-236.

●  Amortization Schedule - Loan IDs 132-136, 156, 158, 203-204.

●  Rollover Report - Loan IDs 187, 189.

Q	Balloon Date	Derived Field Review	You indicated to us that this field represented the date of the final balloon repayment.	We compared the value on the Loan Datatape to the value derived using the calculation logic below and found it to be in agreement. Calculation Logic:

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Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
Q (continued)				If the field Balloon (vs. Amort.) (Y / N) (Col O above) = “Y”, the Balloon Date was set to the value in the Loan Maturity Date field (Col H above).
R	Fixed / Floating	Transcription review	You indicated to us that this field represented whether the Loan has a fixed or floating interest rate type.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Rollover Reports, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Conversion Confirmation - Loan IDs 10-13, 15-16, 18-19, 22, 50-54, 56.

●  Underlying Facility Datatape - Loan IDs 14, 17, 20-21, 55, 57.

●  Loan Supplement - Loan IDs 69-73, 76, 77.

●  Security Document - Loan IDs 125-131, 198.

●  Amortization Schedule - Loan IDs 191, 193, 195.

●  Facility Agreement - Loan IDs 132-136, 138-139, 142-143, 207, 210, 213.

We note that for six Loans the value in the Loan Datatape was reconciled to an Excel file (Underlying Facility Datatape), rather than a legal document. We make no comment regarding the accuracy of the information in the Underlying Facility Datatape.

In the case of 16 Loans (Loan IDs 69-78), you informed us that StonePeak’s ownership relates to either the fixed tranche or floating tranche of these Loans only. We have not validated this assertion and make no comment thereon. We note that the value presented represents the % ownership on an aggregate basis of both the fixed and floating tranches.

S	Interest Rate %	Transcription review / Derived field review	You indicated to us that this field represented the reference rate for floating rate Loans.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Rollover Reports, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Conversion Confirmation - Loan IDs 10-13, 15-16, 18-19, 22, 50-54, 56.

●  Underlying Facility Datatape - Loan IDs 14, 17, 20-21, 55, 57.

●  Facility Agreement - Loan IDs 138-139.

●  Amortization Schedule - Loan IDs 191, 193, 195, 207, 210, 213.

●  Publicly available LIBOR curve - Loan IDs 132, 133, 135, 160, 233-236.

We note that for six Loans the value in the Loan Datatape was reconciled to an Excel file (Underlying Facility Datatape), rather than a legal document. We make no comment regarding the accuracy of the information in the Underlying Facility Datatape.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
S (continued)				● Calculated at the All In Interest Rate (Col T below) minus the Interest Margin (Col S below) - Loan IDs 69-78, 125-131, 134, 136, 142-143, 198, 203.
T	Interest Margin	Transcription review	You indicated to us that this field represented the margin for fixed and floating rate Loans.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan ID 18, 20, 22, 53, 54, 56, 57, 76.

●  Rollover Report - Loan IDs 35-49, 74, 75, 78, 110, 112-124, 137, 138-139, 148-154, 156, 158, 187, 189, 199, 202, 204, 214-225.

●  Proceeds Agreement - Loan IDs 142, 143.

●  Intercreditor Deed - Loan IDs 191, 193, 195.

U	All In Interest Rate	Transcription review / Derived field review	You indicated to us that this field represented the total applicable interest rate (the sum of Interest Rate % and Interest Margin fields for fixed and floating Loans).

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Rollover Reports, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan IDs 69-73, 76, 77, 142-143.

●  Security Document - Loan IDs 125-131, 198.

●  Calculated as the sum of Interest Rate % (Col R above) and Interest Margin (Col S above) - Loan IDs 10-22, 35-57, 132, 133, 135137, 138, 139, 148-154, 156, 158, 160, 187, 189, 191, 193, 195, 199, 202-204, 207, 210, 213, 214-225, 233-236.

V	Interest Rate Floor	Transcription review	You indicated to us that this field represented whether floating	We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement. Source files:	Where you indicated that there was no Interest Rate Floor, our review was limited to checking that the Facility Agreements did not contain a reference to Interest Rate Floors.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
V (continued)			loans have a minimum reference rate of: (a) None (b) Zero (c) Another specified value

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Proceeds Agreement - Loan IDs 110, 138-139, 142-143, 148-154.

We make no comment on the completeness of the information provided.
W	Margin	Transcription review	You indicated to us that this field represented the margin for fixed and floating rate Loans.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Underlying Facility Datatape - Loan ID 18, 20, 22, 53, 54, 56, 57, 76.

●  Rollover Report - Loan IDs 35-49, 74, 75, 78, 110, 112-124, 137, 138-139, 148-154, 156, 158, 187, 189, 199, 202, 204, 214-225.

●  Proceeds Agreement - Loan IDs 142, 143.

●  Intercreditor Deed - Loan IDs 191, 193, 195.

We note that for eight Loans the value in the Loan Datatape was reconciled to an Excel file (Underlying Facility Datatape), rather than a legal document. We make no comment regarding the accuracy of the information in the Underlying Facility Datatape.
X	Lien Position / Debt Ranking	Transcription review	You indicated to us that this field represented the Loan seniority where there were multiple tranches in a Loan.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Transfer Certificates, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Rollover Report Loan IDs 156, 158, 160.

Where you indicated that there was no Lien Position / Debt Ranking, our review was limited to checking the Transfer Certificates did not contain a reference to Loan tranching or ranking. We make no comment on the completeness of the information provided.

You indicated to us that where only a single tranche of debt was present, this field was populated with “N/A”.

Y	Payment Frequency	Transcription review	You indicated to us that this field represented the	We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.	For Loan ID 134 we note a discrepancy between the Rollover Report (which indicates quarterly repayments) and the Facility

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
Y (continued)			frequency of Loan payment amounts.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan IDs 10-22, 35-57, 69-78, 110, 138-139, 142-143, 148-154, 199, 233-236.

●  Amortization Schedule - Loan IDs 112-124, 132-136, 156, 158, 160, 191, 193, 195, 203, 204, 207, 210, 213.

●  Security Document - Loan IDs 125-131, 198.

●  Rollover Report - Loan IDs 137, 187, 189.

Agreement (monthly). You advised us that the value in the Rollover Report is accurate as it is the more recent document. We make no comment on the appropriateness of this assertion.
Z	Loan Currency	Transcription review	You indicated to us that this field represented the currency in which the loan was issued and is to be repaid.

We compared the value shown on the Loan Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Rollover Report - Loan IDs 74, 75, 78, 112-124, 132-136, 156, 158, 187, 189, 202.

●  Loan Supplement - Loan IDs 148-154, 233-236.

●  Security Document - Loan ID 198.

●  Proceeds Agreement - Loan IDs 138, 139, 142, 143.

●  Amortization Schedule - Loan IDs 191, 193, 195, 203, 207, 210, 213.

We note that for Loan IDs 148-154 and 198 the Facility Documentation only makes reference to dollar, or $, amounts, and does not explicitly define the currency as USD.
AA	Loan Amortization Profile	Transcription review	You indicated to us that this field represented the loan amortization type (fully amortising or balloon payment at maturity).

We compared the value on the Loan Datatape to the value derived using the calculation logic below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Loans set out below where you informed us to use the following alternate source files:

●  Loan Supplement - Loan IDs 18, 20, 22, 41, 42, 44, 46, 47, 49, 53, 54, 56, 57, 74-76, 78, 138, 139, 142-143, 148-154, 233-236.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
AA (continued)				● Amortization Schedule - Loan IDs 132-136, 156, 158, 203-204. ● Rollover Report - Loan IDs 187, 189.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

A1.2 Facility Datatape

The table below sets out our procedures with respect to the Facility Datatape.

Column	Field Name	Review category	Field Description	Review Procedure	Observation
D	Financing Type (loan, revolver, etc.)	Transcription review	You indicated to us that this field represented the Loan type (term loan, RCF etc.)

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements.

For 10 Facilities the Facility Agreement did not explicitly define the Facility as a term Loan. As such, this classification has been determined by reference to the existence of:

(a) Contractual Maturity Dates; and

(b) Amortization schedules.

We reconciled the Maturity Date in this manner for the following 10 Facilities:

Facility IDs 2-3.10-12, 14, 19, 22-24

E	Number of Loans	Derived field review	You indicated to us that this field represented the total number of underlying Loans in the Facility.

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

Calculated as the count of Loans in the Loan Datatape for each Facility ID.

F	Number of Underlying Assets (Aircraft, Engines, etc.)	Derived field review	You indicated to us that this field represented the total number of underlying Aircraft securing the Facility.

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

Calculated as the count of Aircraft in the Aircraft Datatape for each Facility ID.

You indicated to us that the Underlying Assets were solely composed of Aircraft. We do not make any comment regarding engines in our review.
L	Servicer (if relevant)	Transcription review	You indicated to us that this field represented the Servicer of the Aircraft in	We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement).

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
L (continued)			instances where the Aircraft was on lease from the Borrower.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Facilities set out below where you informed us to use the following alternate source files:

● Proceeds Agreement - Facility IDs 1, 7, 9.

● Servicing Agreement - Facility IDs 10-11, 14, 20-24.

● Facility Agreement and Loan Supplement - Facility ID 6.

M	Facility Agent	Transcription review	You indicated to us that this field represented the facility agent.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements.

P	% Owned in Facility	Transcription review/ Derived field review	You indicated to us that this field represented the percentage of the total Facility balance owned by StonePeak.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement based on a threshold of +/- 0.000001%.

Source files:

Values were reconciled to the associated Transfer Certificates, except in the case of the Facilities set out below where you informed us to use the following alternate source files:

● Calculated as the average of % Owned in Loan (Col F in the Loan Datatape) for all Loans in the Facility – Facility IDs A2, A4, A5, A7, 4-7, 9, 14-19.

● Calculated as the ratio of SP Loan Balance at ECD (Col V below) to Facility Balance at ECD (Col W below) – Facility IDs 20-24.

In the case of Facility ID A7, you informed us that StonePeak’s ownership relates to either the fixed tranche or floating tranche of these Loans only. We have not validated this assertion and make no comment thereon. We note that the value presented represents the % ownership on an aggregate basis of both the fixed and floating tranches.
Q	Majority Lender (Y / N)	Derived field review	You indicated to us that this field represented where StonePeak own more than 50% of the total Facility balance.

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

Calculated as “Y” where % Owned in Facility (Col P above) was >50%, “N” otherwise.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
T	Loan Facility Agreement Date	Transcription review	You indicated to us that this field represented the Facility agreement date.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements.

We also note that although an amended Facility Agreement exists for Facility ID 4 the Loan Facility Agreement Date per the Loan Datatape for these loans refers the date of the original Facility Agreement. You informed us that this was intentional on the basis that the amendment continued to reference the terms of the original Facility Agreement. We make no comment on the appropriateness of this approach (see Appendix 4 for more details).

Where the underlying Loans within a Facility have different Loan Facility Agreement dates, we calculated the facility level agreement date as the earliest date (=MIN).

U	Maturity Date	Transcription review	You indicated to us that this field represented the date on which the Facility is scheduled to mature.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Facilities set out below where you informed us to use the following alternate source files:

● Loan Supplement - Facility IDs A2, A4, A5, A7, 1, 6-7, 9, 15, 20-21.

● Amortization Schedule - Facility IDs 4, 17, 18.

● Facility Agreement and Amortization Schedule - Facility IDs 22, 23, 24.

● Security Document - Facility IDs 14, 19.

Where the underlying Loans within a Facility have different Maturity Dates, we calculated the Facility level Maturity Date as the latest date (=MAX).

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
V	Sponsor Loan Balance at ECD	Derived field review	You indicated to us that this field represented the Facility balance owned by StonePeak at 31 August 2021.

We compared the value on the Facility Datatape to the value derived using the calculation logic below. We found that 24 Facilities were in agreement based on a threshold of +/- 0.10.

Calculation Logic:

Calculated as the sum of SP Loan Balance at ECD (Col I in the Loan Datatape) for each Facility.

We note that one Facility was outside the threshold of +/- 0.10. However, the maximum variance is 0.89. Please see Appendix 5 for more details.
W	Facility Balance at ECD	Derived field review	You indicated to us that this field represented the total Facility balance as at 31 August 2021.

We compared the value on the Facility Datatape to the value derived using the calculation logic below. We found that 23 Facilities were in agreement based on a threshold of +/- 0.10.

Calculation Logic:

Calculated as the sum of Loan Balance at ECD (Col J in the Loan Datatape) for each Facility.

We note that two Facilities were outside the threshold of +/- 0.10. However, the maximum variance is 0.23. Please see Appendix 5 for more details.

In the case of three Facilities (Facility IDs 22-24) you informed us that the Facility Balance at ECD should be calculated using the balance for all tranches (i.e. including tranches in the Loan that StonePeak does not own). We note that this differs to the basis on which the Loan Balance at ECD (Col J in the Loan Datatape) was calculated. We have not validated this assertion and make no comment thereon.

X	Current Facility LTV	Derived field review	You indicated to us that this field represented the Loan to Value ratio as at 31 August 2021.

We compared the value on the Facility Datatape to the value derived using the calculation logic below. We found that 24 Facilities were in agreement based on a threshold of +/- 0.00001%.

Calculation Logic:

Calculated as the SP Loan Balance at ECD (Col V above) divided by Sponsor Average HLBV

We note that one Facility was outside the threshold of +/- 0.000001%. However, the maximum variance is 0.000008%. Please see Appendix 5 for more details.

You indicated to us that the Sponsor Average HLBV was the average of three aircraft appraisals for the year 2021 that you provided to us. We do not make any comment regarding the accuracy of these appraisals.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
X (continued)

In the case of five Facilities (Facility IDs 20-24), you indicated to us that the LTV calculation should account for all tranches within the underlying Loans, including those in which StonePeak does not participate, when determining collateral value. You have represented to us that in the case of one of these Facilities (Facility IDs 24) that one tranche in each underlying Loan is subordinated in the event of default and should be excluded from the calculation of collateral value. We have not validated this assertion and make no comment thereon.

Y	Average % Owned at Balloon Date(s)	Derived field review	You indicated to us that this field represented the weighted average percentage of Facility balance owned by StonePeak at maturity.

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement based on a threshold of +/- 0.00001%.

Calculation Logic:

Total Sponsor Balloon Amount (Col AA below) divided by Total Facility Balloon Amount (Col AB below)

Z	Balloon (Y / N)	Derived field review	You indicated to us that this field was populated with Y where any of the following criteria apply to the all Loans in the Facility: (a) the final Loan payment is more than 200% of the

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

- Where Balloon (vs. Amort.) (Y/N) (Col O in the Loan Datatape) was equal to “Y” for all Loans in the Facility, a “Y” was populated.

- Where Balloon (vs. Amort.) (Y/N) (Col O in the Loan Datatape) was equal to “N” for all Loans in the Facility, an “N” was populated.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
Z (continued)

average Loan payment;

(b) there is a single payment due at the Loan maturity date;

(c) there is a Loan buy-out option. Where populated with an N, none of the above criteria apply to the all Loans in the Facility and where populated with Y / N, the above criteria were met for at least one but not all Loans in the Facility.

- Where Balloon (vs. Amort.) (Y/N) (Col O in the Loan Datatape) was equal to a combination of “Y” and “N” for the Loans in the Facility, a “Y/N” was populated.
AA	Total Sponsor Balloon Amount	Derived field review	You indicated to us that this field represented the total Facility balance at maturity date owned by StonePeak.

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

Sum of Sponsor Loan Balance at Maturity (Col L in the Loan Datatape) for each Loan in the Facility.

AB	Total Facility Balloon Amount	Derived field review	You indicated to us that this field represented the total Facility	We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
AB (continued			balance at maturity date.	Calculation Logic: Sum of Loan Balance at Maturity (Col M in the Loan Datatape) for each Loan in the Facility.
AC	Average LTV at Balloon Date	Derived field review	You indicated to us that this field represented the weighted average loan-to-value of the Facility balance at maturity date owned by StonePeak.

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

Sum of (Sponsor Loan Balance at Maturity (Col L in the Loan Datatape) multiplied by LTV at Maturity Date (Col N in the Loan Datatape) for each Loan in the Facility) divided by sum of Sponsor Loan Balance at Maturity (Col L in the Loan Datatape) for each Loan in the Facility.

AD	Fixed / Floating	Derived field review	You indicated to us that this field represented whether the Facility has a fixed or floating interest rate type.

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

- Where Fixed/Floating (Col Q in the Loan Datatape) was equal to “Floating” for all Loans in the Facility, “Floating” was populated.

- Where Fixed/Floating (Col Q in the Loan Datatape) was equal to “Fixed” for all Loans in the Facility, “Fixed” was populated.

- Where Fixed/Floating (Col Q in the Loan Datatape) was equal to a combination of “Floating” and “Fixed” for the Loans in the Facility, “Mixed” was populated.

In the case of Facility ID A7, you informed us that StonePeak’s ownership relates to either the fixed tranche or floating tranche of these Loans only. We have not validated this assertion and make no comment thereon. We note that the value presented represents the % ownership on an aggregate basis of both the fixed and floating tranches.
AE	Average All-In Interest	Derived field review	You indicated to us that this field represented the total applicable average interest rate (equal to the average of the All In Interest Rate).

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement, based on a threshold of +/- 0.00001%.

Calculation Logic:

Calculated as the simple average of the All In Interest Rate (Col T in the Loan Datatape).

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
AF	Interest Rate Floor	Derived field review	You indicated to us that this field represented whether floating loans have a minimum reference rate of: (a) None (b) Zero (c) Any Other Value

We compared the value on the Facility Datatape to the value derived using the calculation logic below and found it to be in agreement.

Calculation Logic:

The Interest Rate Floor at Facility level is equal to the maximum Interest Rate Floor (Col U in the Loan Datatape) for all Loans in the Facility. Where Interest Rate Floor (Col U in the Loan Datatape) was equal to “None” for all Loans in the Facility, “None” was populated.

AI	RVI (Y / N)	Transcription review	You indicated to us that this field represented if the Facility has a residual value insurance (“RVI”) policy in place.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated RVI Policies.

Where we determined the field value to be ‘N/A’, this was through a lack of confirmatory evidence (i.e. there was no evidence to indicate RVI in place).
AJ	RVI Balance	Transcription review	You indicated to us that this field represented the balance at the policy start date covered by the RVI policy, if applicable.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated RVI Policies.

Where we determined the field value to be ‘N/A’, this was through a lack of confirmatory evidence (i.e. there was no evidence to indicate RVI in place).
AK	RVI Balance at Maturity	Transcription review	You indicated to us that this field represented the balance at the Facility Maturity Date covered by the RVI policy, if applicable.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Loan Supplements.

Where we determined the field value to be ‘N/A’, this was through a lack of confirmatory evidence (i.e. there was no evidence to indicate RVI in place).

You indicated to us that this amount was to reflect the final actual “balloon” amount only and not any other scheduled repayments on the final repayment date.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
AL	RVI Provider	Transcription review	You indicated to us that this field represented the RVI insurance provider, if applicable.

We compared the value shown on the Facility Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated RVI Policies.

Where we determined the field value to be ‘N/A’, this was through a lack of confirmatory evidence (i.e. there was no evidence to indicate RVI in place).

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

A1.3 Borrower Datatape

The table below sets out our procedures with respect to the Borrower Datatape.

Column	Field Name	Review category	Field Description	Review Procedure	Observation
E	Entity	Transcription review	You indicated to us that this field represented the entities party to the Facility.

We compared the value shown on the Borrower Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Cross-Pool IDs set out below where you informed us to use the following alternate source files:

● Facility Agreement & Guarantee Document - Cross-Pool IDs A2, A4, A5, A7, 2, 6, 10-11, 14, 17-18, 20, 21.

● Facility Agreement & Proceeds Agreement - Cross-Pool ID 7.

● Facility Agreement & Loan Supplement - Cross-Pool ID 9.

● Guarantee Document - Cross-Pool ID 15.

● Facility Agreement, Intercreditor Deed & Guarantee Document - Cross-Pool ID 16.

For Cross-Pool ID 10 we note that xxxxx is listed on the Facility Agreement cover page but not explicitly as a borrower.

For Cross-Pool ID 11 we note that xxxxx is listed on the Facility Agreement cover page but not explicitly as a borrower.

F	Role	Transcription review	You indicated to us that this field represented the role of each entity party to the facility (borrower or guarantor).

We compared the value shown on the Borrower Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Cross-Pool IDs set out below where you informed us to use the following alternate source files:

● Facility Agreement & Guarantee Document - Cross-Pool IDs A2, A4, A5, A7, 2, 6, 10-11, 14, 17-18, 20, 21.

● Facility Agreement & Proceeds Agreement - Cross-Pool ID 7.

● Facility Agreement & Loan Supplement - Cross-Pool ID 9.

● Guarantee Document - Cross-Pool ID 15.

● Facility Agreement, Intercreditor Deed & Guarantee Document - Cross-Pool ID 16.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Field Name	Review category	Field Description	Review Procedure	Observation
G	Jurisdiction	Transcription review	You indicated to us that this field represented the jurisdiction of each entity party to the facility (borrower or guarantor).

We compared the value shown on the Borrower Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Cross-Pool IDs set out below where you informed us to use the following alternate source files:

● Facility Agreement & Guarantee Document - Cross-Pool IDs A2, A4, A5, A7, 1-2, 6, 14, 17-18, 20, 21.

● Facility Agreement & Proceeds Agreement - Cross-Pool ID 7.

● Facility Agreement & Loan Supplement - Cross-Pool ID 9.

● Guarantee Document - Cross-Pool ID 15.

● Facility Agreement, Intercreditor Deed & Guarantee Document - Cross-Pool ID 16.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

A1.4 Aircraft Datatape

The table below sets out our procedures with respect to the Aircraft Datatape.

Column	Field Name	Review category	Field Description	Review Procedure	Observation
E	Type	Transcription review	You indicated to us that this field represented the aircraft type.

We compared the value shown on the Aircraft Datatape to that set out in the source files specified below and found it to be in agreement.

Source files:

Values were reconciled to the associated Facility Agreements, except in the case of the Aircraft set out below where you informed us to use the following alternate source files:

● Security Document - Aircraft IDs 9, 11, 13, 14-28, 32-33, 35-36, 40, 130, 133-146.

● Rollover Report – Aircraft IDs 114-129.

● Underlying Facility Datatape - Aircraft IDs 42-44, 46.

● Loan Supplement - Aircraft ID 47, 80, 81.

● Guarantee Document - Aircraft ID 147.

We note that for four Aircraft the value in the Aircraft Datatape was reconciled to an Excel file (Underlying Facility Datatape), rather than a legal document. We make no comment regarding the accuracy of the information in the Underlying Facility Datatape.

We note that a mapping table was used for certain Aircraft Type values (see Appendix 4.1 below).

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Appendix 2: Out-Of-Scope Fields

For the avoidance of doubt, you advised us that the following fields are out-of-scope and as such we have not performed any procedures on them.

Column	Datatape	Field name
B	Loan Datatape	Loan ID
C	Loan Datatape	Transaction Reference #
D	Loan Datatape	Transaction Reference Name
AB	Loan Datatape	Current on Payment (Y / N)
AC	Loan Datatape	Amount Past Due (if applicable)
B	Facility Datatape	Facility ID / Cross-Pool ID
C	Facility Datatape	Transaction Reference
G	Facility Datatape	Legal Borrower / Guarantor (if relevant) Name
H	Facility Datatape	Legal Borrower Short Name
I	Facility Datatape	Credit Rating
J	Facility Datatape	Lessor / Airline / SPV
K	Facility Datatape	Borrower Country
N	Facility Datatape	Lenders
O	Facility Datatape	Cross-Collateralization within Facility (Y / N)
R	Facility Datatape	Participation (Y / N)
S	Facility Datatape	Participation Counterparty
AG	Facility Datatape	Full Recourse (Y / N)
AH	Facility Datatape	Secured / Unsecured
AM	Facility Datatape	Security Deposits (if applicable)
AN	Facility Datatape	MX Reserves (if applicable)
B	Borrower Datatape	Facility ID / Cross-Pool ID
C	Borrower Datatape	Recourse
D	Borrower Datatape	Transaction Reference
C	Aircraft Datatape	#
D	Aircraft Datatape	MSN
F	Aircraft Datatape	NB / WB
G	Aircraft Datatape	DOM
H	Aircraft Datatape	Engine Type
I	Aircraft Datatape	MTOW
J	Aircraft Datatape	Loan Reference
K	Aircraft Datatape	Transaction Reference #
L	Aircraft Datatape	Transaction Reference Name
M	Aircraft Datatape	Lessee Legal Name
N	Aircraft Datatape	Short Name
O	Aircraft Datatape	Flag Carrier (Y / N)"
P	Aircraft Datatape	Country
Q	Aircraft Datatape	"Market Type (EM / D)"
R	Aircraft Datatape	Region
S	Aircraft Datatape	Current Rent Amount
T	Aircraft Datatape	Current Lease End Date

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Column	Datatape	Field name
U	Aircraft Datatape	Security Deposit Amount
V	Aircraft Datatape	MR Payer (Y / N)
W	Aircraft Datatape	EOL Payment
Y-AH	Aircraft Datatape	Valuation Summary
AJ-BG	Aircraft Datatape	mba Future Base Value
BI-CF	Aircraft Datatape	BK Future Base Value
CH-DE	Aircraft Datatape	IBA Future Base Value

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Appendix 3: Extract from Data sheet

See below screenshots of the Data sheet referenced in our procedures. Please note that to facilitate identification of each field upon which we completed our procedures, the screenshots display column headings, the first five and final five rows of data only.

A3.1 Loan Datatape:

A3.2 Facility Datatape:

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

A3.3 Borrower Datatape:

A3.4 Aircraft Datatape:

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Appendix 4: Additional Information Provided

Please see below additional information and assumptions provided by you to support the review procedures.

A4.1. Aircraft mapping

As agreed with you, we applied the following mapping table to facilitate our review procedures set out in 2.4 above.

Aircraft type	Maps to
A320-251N	A320-NEO
A320-200 NEO
A320-271N
A320-271NEO
A320-200N
A320-200neo
A320-214	A320-200
A321-271N	A321-NEO
A321-271NEO
A321-200NX(LR)	A321-NEO LR
ERJ 175LR	E175LR

A4.2 FX rates

As agreed with you, for Facility ID 24 (Loan IDs 207, 210, 213) we applied an FX rate of 0.74 US Dollar to Singapore Dollar to any numerical amounts in the Source Files denominated in Singapore Dollars.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Appendix 5: Notes to KPMG procedures

Please see below additional information relating to our procedures as set out in Section 2 above.

A5.1 Amended and restated facility agreement – Facility ID 4

You advised us that the field entitled “Loan Facility Agreement Date” represents the date of the Facility Agreement, or if a later amendment has been issued, the date of this amendment.

For one Facility (Facility ID 4) we noted that the date of the amendment was not populated in the Data sheet and instead the original Facility Agreement date was used. You informed us that this was intentional on the basis that the amendment continued to reference the terms of the original Facility Agreement. We make no comment on the appropriateness of this approach.

A5.2 Loan MSNs not referenced in Facility Agreement

We note that for the four xxxxx Facilities, the xxxxx Facility and the xxxxx Facility set out in the table below, a total of 19 underlying Loan MSNs were not referenced in the Facility Agreement (see Facility IDs and Loan IDs below). However, in all cases, either Loan supplements or security documentation (as defined and set in Appendix 7 of this report) were provided to us for these Loans which referenced the relevant Facility Agreement.

Facility ID	Loan ID(s)
A2	18, 20, 22
A4	41-42, 44, 46-47, 49
A5	53-54, 56-57
A7	74-76, 78
9	152, 154
19	214-225

A5.3 Maturity Date – Facility ID 22

The Transfer Certificate for Facility ID 22 indicates that StonePeak owns the “Tranche B” portion of the Facility. There is no defined Maturity Date for the “Tranche B” portion of the Facility and accordingly you advised us that the Maturity Date for the Tranche A portion should apply (i.e. 24 December 2024). We make no comment on the validity of this assumption.

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

A5.4 Fixed/Floating values – Facility ID 24, Loan IDs 207, 210, 213

For Facility ID 24, the Facility Agreement for all Loans states that the Tranche C interest rate type can be fixed or floating without specifying which rate type is applicable.

The Data sheet indicates that these are fixed rate loans. We observed that the rates on the Loans had not changed from the original Replacement Schedules dated 29 August 2014 to the most recent Rollover Reports dated 21 April 2021 as set out in the table below indicating that the Loans appear to be operating as fixed rate loans. We make no comment on the appropriateness of this assumption.

Loan ID	Date	Reference rate value	Date	Reference rate value
207	29 August 2014	2.754%	21 April 2021	2.754%
210	29 August 2014	2.766%	21 April 2021	2.766%
213	29 August 2014	2.804%	21 April 2021	2.804%
LIBOR	29 August 2014	0.2336%	21 April 2021	0.17288%

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Appendix 6: Detailed observations

Please note the following detailed observations with regards to our procedures as set out in section 2 above.

A6.1 Variances in Loan Datatape numerical fields

We note the following variances between the numerical figures per our procedures as described in Section A1.1 above, and those you provided to us in the Loan Datatape.

Field	Variance	Loan IDs	Comment
% Owned in Loan	> 0 and <= 0.000001%	132
Sponsor Loan Balance at ECD	> 0 and <= 0.10	198, 235
	> 0.10	156	Maximum variance is 0.89
Loan Balance at ECD	> 0 and <= 0.10	198
	> 0.10	156, 158	Maximum variance is 0.23
Current Loan LTV	> 0 and <= 0.000001%	198, 235-236
	> 0.000001%	156	Maximum variance is 0.000008%
Sponsor Loan Balance at Maturity	> 0 and <= 0.10	150, 203
Loan Balance at Maturity	> 0 and <= 0.10	150
LTV at Maturity Date	> 0 and <= 0.000001%	122, 150, 203

A6.2 Variances in Facility Datatape numerical fields

We note the following variances between the numerical figures per our procedures as described in Section A1.2 above, and those you provided to us in the Facility Datatape.

Field	Variance	Facility IDs	Comment
% Owned in Facility	> 0 and <= 0.000001%	4
Sponsor Loan Balance at ECD	> 0 and <= 0.10	14, 21
	> 0.10	10	Maximum variance is 0.89
Facility Balance at ECD	> 0 and <= 0.10	14
	> 0.10	10, 11	Maximum variance is 0.23
Current Facility LTV	> 0 and <= 0.000001%	14, 21
	> 0.000001%	10	Maximum variance is 0.000008%
% Owned in Facility at Maturity	> 0 and <= 0.000001%	9

Page | 40

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Appendix 7: Source files

The tables below set out the specific source file names on a Facility by Facility basis. We make no comment as to the completeness or accuracy of the documentation provided to us to complete our review procedures.

Facility ID	A2
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	01.01. xxxxx - Facility Agreement.pdf
Loan Supplement	10	001. MSN xxxxx - Loan Supplement (Signed and Dated).pdf
	11	001. MSN xxxxx - Loan Supplement (Signed and Dated).pdf
	12	001. MSN xxxxx - Loan Supplement (Signed and Dated).pdf
	13	001. MSN xxxxx - Loan Supplement (Signed and Dated).pdf
	14	001. MSN xxxxx - Loan Supplement (Signed and Dated).pdf
	15	001. MSN xxxxx - Loan Supplement (Signed and Dated).pdf
	16	01. Loan Supplement MSN xxxxx.pdf
	17	01. Loan Supplement (01).pdf [MSN xxxxx]
	18	01 Loan Supplement.pdf [MSN xxxxx]
	19	01. Loan Supplement.pdf [MSN xxxxx]
	20	Loan Supplement MSN xxxxx.pdf
	21	MSN xxxxx- Loan Supplement (ID xxxxx.pdf
	22	01. Loan Supplement (02).pdf [MSN xxxxx]
Underlying Facility Datatape	ALL	xxxxx Datatape (ID xxxxx).xlsx
Amortization Schedule	N/A	N/A
Security Document	10	006. Irish Mortgage (Signed and Dated).pdf [MSN xxxxx]
	11	008. MSN xxxxx- English Law Mortgage.pdf
	12	007. MSN xxxxx- NY Mortgage (Signed and Dated).pdf
	13	007. MSN xxxxx- NY Mortgage (Signed and Dated).pdf
	14	007. MSN xxxxx- NY Mortgage (Signed and Dated).pdf
	15	4. Account Security Agreement (MSN xxxxx).pdf
	16	08. Irish law mortgage_MSN xxxxx.pdf
	17	009 - NY Mortgage.pdf [MSN xxxxx]
	18	07. NY Mortgage (1).pdf [MSN xxxxx]
	19	07. NY Mortgage.pdf [MSN xxxxx]
	20	6. NY Mortgage.pdf [MSN xxxxx]
	21	08. Irish Mortgage.pdf [MSN xxxxx]
	22	8. Irish Mortgage - MSN xxxxx.pdf
Guarantee Document	ALL	01.03. xxxxx- xxxxx Guarantee.pdf 01.04. xxxxx- xxxxx Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	ALL	A2. xxxxx (xxxxx) - Mar- Jun 21.pdf

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	A2
Source File Category	Loan ID	Source File Name(s)
xxxxxPortfolio Report - June 2021.pdf
Conversion Confirmation	10	002. Conversion Confirmation MSN xxxxx.pdf
	11	004. Conversion Confirmation - MSN xxxxx.pdf
	12	004. MSN xxxxx Conversion Confirmation.pdf
	13	005. MSN xxxxx Conversion Confirmation.pdf
	14	004. Conversion Notice - MSN xxxxx.pdf
	15	004. MSN xxxxx Conversion Confirmation.pdf
	16	04. Conversion Confirmation MSN xxxxx.pdf
	17	04. Conversion Confirmation.pdf [MSN xxxxx]
	18	04. Conversion Confirmation (1).pdf [MSN xxxxx]
	19	02(a). Conversion Confirmation Notice.pdf [MSN xxxxx]
	20	N/A
	21	03. Conversion Confirmation.pdf [MSN xxxxx]
	22	Conversion Confirmation.pdf [MSN xxxxx]
Transfer Certificate	ALL	A2. xxxxx (xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	A4
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	01. xxxxx Loan Facility Agreement (1).pdf
Loan Supplement	35	MSN xxxxx - xxxxx Loan Supplement xxxxx MSN xxxxx Updated.pdf
	36	MSN xxxxx - Loan Supplement.pdf
	37	MSN xxxxx Loan Supplement.pdf
	38	MSN xxxxx - Loan Supplement MSN xxxxx.pdf
	39	MSN xxxxx -xxxxx Loan Supplement.pdf
	40	MSN xxxxx - Loan Supplement.pdf
	41	MSN xxxxx - Loan supplement.pdf
	42	MSN xxxxx - Loan Supplement.pdf
	43	MSN xxxxx - Loan Supplement MSN xxxxx [Dated] (1).pdf
	44	MSN xxxxx - Loan Supplement.pdf
	45	02 Loan Supplement (xxxxx - MSN xxxxx).pdf
	46	MSN xxxxx - Loan Supplement - xxxxx - signed by all parties.pdf
	47	MSN xxxxx - Loan Supplement.pdf
	48	MSN xxxxx - 09 xxxxx Loan Supplement xxxxx MSN xxxxx.pdf
	49	MSN xxxxx - Loan Supplement - xxxxx - signed by all parties.pdf
Underlying Facility Datatape	ALL	xxxxx Datatape (ID xxxxx).xlsx
Amortization Schedule	N/A	N/A

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	A4
Source File Category	Loan ID	Source File Name(s)
Security Document	35	MSN xxxxx - NY Aircraft Mortgage and Owner Security Agreement (MSN xxxxx).pdf
	36	MSN xxxxx - Irish Law Mortgage.pdf
	37	MSN xxxxx - Aircraft Mortgage (MSN xxxxx) 30 November 2018_xxxxx_1.pdf
	38	MSN xxxxx - xxxxx - xxxxx - Irish Law Mortgage MSN xxxxx (fully executed).pdf
	39	MSN xxxxx -xxxxx - xxxxx - MSN xxxxx (xxxxx) - Irish Law Aircraft Mortgage - Signed_dated.pdf
	40	MSN xxxxx - Irish Mortgage.pdf
	41	MSN xxxxx - Irish Law Aircraft Mortgage.pdf
	42	MSN xxxxx - Irish Law Mortgage.pdf
	43	MSN xxxxx - Aircraft Mortgage and Owner Security Agreement (MSN xxxxx) [Dated].pdf
	44	MSN xxxxx - Irish Law Aircraft Mortgage.pdf
	45	09 Irish Law Mortgage (xxxxx - MSN xxxxx).pdf
	46	MSN xxxxx - xxxxx - xxxxx - Irish Law Aircraft Mortgage - MSN xxxxx.pdf
	47	MSN xxxxx - Irish Law Aircraft Mortgage.pdf
	48	MSN xxxxx - MSN xxxxx (xxxxx) - Irish law Aircraft Mortgage..pdf
	49	MSN xxxxx - xxxxx - xxxxx - Irish Law Aircraft Mortgage - MSN xxxxx.pdf
Guarantee Document	ALL	03. xxxxx Guarantee (xxxxx).pdf 04. xxxxx Guarantee (xxxxx) (1).pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	ALL

A4. xxxxx - Jun 2021- Sept 21.pdf

xxxxx Portfolio Report - June 2021 (updated).pdf

A4. xxxxx (xxxxx) - Floating Notice Renewal- 31 March 2021 to 30 June 2021.pdf

A4. xxxxx (xxxxx) - Floating Notice Renewal- 30 June 2021.pdf

Conversion Confirmation	35	MSN xxxxx - Conversion Confirmation xxxxx MSN xxxxx.pdf
	36	MSN xxxxx - Conversion Confimation.pdf
	37	MSN xxxxx Conversion confirmation fully executed.pdf
	38	MSN xxxxx - xxxxx Conversion Confirmation xxxxx MSN xxxxx pdf
	39	MSN xxxxx - xxxxx Conversion Confirmation fully executed.pdf
	40	MSN xxxxx - Conversion Confirmation.pdf
	41	MSN xxxxx - Conversion Confirmation xxxxx MSN xxxxx.pdf
	42	MSN xxxxx - Conversion Confirmation.pdf
	43	MSN xxxxx - Conversion Confirmation (MSN xxxxx) [Dated].pdf
	44	MSN xxxxx - Conversion Confirmation.pdf
	45	04 Conversion Confirmation (xxxxx - MSN xxxxx).pdf
	46	MSN xxxxx - Conversion Confirmation - xxxxx – complete.pdf
	47	MSN xxxxx - Conversion Confirmation.pdf
	48	MSN xxxxx - xxxxx B787-9 Conversion Confirmation Fully Executed.pdf
	49	MSN xxxxx - Conversion Confirmation - xxxxx – complete.pdf
Transfer Certificate	ALL	A2. xxxxx (xxxxx) - Transfer Certificate.pdf

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	A4
Source File Category	Loan ID	Source File Name(s)
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	A5
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	01. Loan Facility Agreement (1).pdf
Loan Supplement	50	10. Loan Supplement.pdf [MSN xxxxx]
	51	05. xxxxx - xxxxx - Loan Supplement.pdf
	52	08. Loan Supplement.pdf [MSN xxxxx]
	53	05. xxxxx - MSN xxxxx - Loan Supplement.pdf
	54	05. xxxxx - MSN xxxxx- Loan Supplement.pdf
	55	loan sup xxxxx.pdf
	56	Loan Supplement xxxxx.pdf
	57	Loan sup xxxxx.pdf
Underlying Facility Datatape	ALL	xxxxx Datatape (ID xxxxx).xlsx
Amortization Schedule	N/A	N/A
Security Document	50	06. Aircraft Mortgage and Owner Security Agreement.pdf [MSN xxxxx]
	51	03. xxxxx - xxxxx - NY Law Mortgage.pdf
	52	04. Irish Mortgage.pdf [MSN xxxxx]
	53	01. xxxxx - MSN xxxxx - Aircraft Mortgage and Owner Security Assignment.pdf
	54	01. xxxxx - MSN xxxxx- NY Mortgage and OSA.pdf
	55	Executed - xxxxx - Irish law aircraft mortgage - MSN xxxxx.pdf
	56	Executed - xxxxx - xxxxx- MSN xxxxx.pdf
	57	4. Irish Law Mortgage.pdf [MSN xxxxx]
Guarantee Document	ALL	03. xxxxx Guarantee (1).pdf 04. xxxxx Guarantee (1).pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	ALL	A5. xxxxx(xxxxx) - Fixed Pool - Feb-21.pdf xxxxx Portfolio Report - June 2021 (updated).pdf
Conversion Confirmation	50	12. Conversion Confirmation.pdf [MSN xxxxx]
	51	08. xxxxx - xxxxx - Conversion Confirmation.pdf
	52	10. Conversion Confirmation.pdf [MSN xxxxx]
	53	08. xxxxx - MSN xxxxx - Conversion Confirmation.pdf
	54	08. xxxxx - MSN xxxxx- Conversion Confirmation.pdf
	55	N/A
	56	Conversion confirmation xxxxx.pdf

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	A5
Source File Category	Loan ID	Source File Name(s)
	57	N/A
Transfer Certificate	ALL	A5. xxxxx(xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	A7
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	001. Loan Facility Agreement.pdf
Loan Supplement	69	Executed- xxxxx - Loan Supplement - xxxxx - MSN xxxxx.pdf
	70	012. Loan Supplement.pdf [MSN xxxxx]
	71	006. Loan Supplement.pdf [MSN xxxxx]
	72	03. Loan Supplement.pdf [MSN xxxxx]
	73	003. xxxxx loan supplement MSN xxxxx.pdf
	74	003. Loan Supplement - xxxxx A321-xxxxx.pdf
	75	004. Loan Supplement (MSN xxxxx) [Dated].pdf
	76	004. Loan Supplement (MSN xxxxx) (as a substitute for MSN xxxxx).pdf
	77	006. Loan Supplement (1).pdf [MSN xxxxx]
	78	004. xxxxx - Loan supplemental agreement.pdf
Underlying Facility Datatape	ALL	xxxxx Datatape (ID xxxxx).xlsx
Amortization Schedule	N/A	N/A
Security Document	69	Executed - xxxxx - NY Mortgage and OSA - MSN xxxxx.pdf
	70	011. Irish Law Mortgage.pdf [MSN xxxxx]
	71	002. Irish Law Mortgage.pdf [MSN xxxxx]
	72	01. Executed - xxxxx - NY Mortgage and OSA - xxxxx - MSN xxxxx.pdf
	73	002. Executed - xxxxx - Irish Mortgage - xxxxx - MSN xxxxx.pdf
	74	002. xxxxx_xxxxx_xxxxx- Irish Law Aircraft Mortgage - MSN xxxxx - (signed).pdf
	75	001. Irish Law Mortgage (xxxxx MSN xxxxx) [Dated].pdf
	76	003. NY Mortgage (MSN xxxxx).pdf
	77	002. Irish Law Mortgage (1).pdf [MSN xxxxx]
	78	001. xxxxx - Irish Aircraft Mortgage - 13 May 2019.pdf
Guarantee Document	ALL	003. Guarantee (xxxxx.).pdf 004. Guarantee (xxxxx).pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	69	N/A
	70	N/A
	71	N/A

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SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	A7
Source File Category	Loan ID	Source File Name(s)
Rollover Report	72	N/A
	73	N/A
	74	A7. xxxxx(xxxxx) - MSN xxxxx - May-21.pdf
	75	A7. xxxxx(xxxxx) - MSN xxxxx - May-21.pdf
	76	N/A
	77	N/A
	78	A7. xxxxx(xxxxx) - MSN xxxxx - May-21.pdf
Conversion Confirmation	69	N/A
	70	N/A
	71	N/A
	72	N/A
	73	N/A
	74	004. Conversion Notice.pdf [MSN xxxxx]
	75	006. Conversion Confirmation (MSN xxxxx) [Dated].pdf
	76	N/A
	77	N/A
	78	006. xxxxx - Conversion Confirmation.pdf
Transfer Certificate	ALL	A5. xxxxx(xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	1
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	110	a001(a). Facility Agreement.pdf
Loan Supplement	110	002(b). Loan Supplement.pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	110	a002(c). Borrower Security Agreement.pdf a004(c)(ii). Borrower Security Agreement.pdf
Guarantee Document	110	005(g). Lessor Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	110	a001(g). Master Servicing Agreement.pdf
Rollover Report	110	01. xxxxx (xxxxx) - Aug-21.pdf

Page | 46

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	1
Source File Category	Loan ID	Source File Name(s)
Conversion Confirmation	N/A	N/A
Transfer Certificate	110	01. xxxxx (xxxxx) - Assignment Agreement.pdf
Proceeds Agreement	110	a001(b). Proceeds Deed.pdf
RVI Policy	N/A	N/A

Facility ID	2
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	xxxxx - Secured Credit Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	ALL	xxxxx - Revised Amortization Schedule 3.2020 .pdf xxxxx full amort summary 3.2020 (Amended).xlsx
Security Document	ALL	09. xxxxx - Security Agreement – Certified.pdf
Guarantee Document	ALL	04. xxxxx – Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	ALL	02. xxxxx (xxxxx) - Jun-21 -Sept 21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	02. xxxxx (xxxxx) - Transfer Certificate (Loan Assignment Agreement).pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	3
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	xxxxx Amended & Restated Loan Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	125	MSN xxxxx - Loan Certificate - 2018-10-11.pdf MSN xxxxx - Security Agreement - 2018-10-11.pdf MSN xxxxx - Security Agreement Supplement - 2018-10-11.pdf

Page | 47

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	3
Source File Category	Loan ID	Source File Name(s)
Security Document	126	MSN xxxxx - Loan Certificate - 2018-10-11.pdf MSN xxxxx - Security Agreement - 2018-10-11.pdf MSN xxxxx - Security Agreement Supplement - 2018-10-11.pdf
	127	MSN xxxxx - Loan Certificate - 2018-10-11.pdf MSN xxxxx - Security Agreement 2018-10-11.pdf MSN xxxxx - Security Agreement Supplement - 2018-10-11.pdf
	128	MSN xxxxx - Loan Certificate - 2018-10-11.pdf MSN xxxxx - Security Agreement - 2018-10-11.pdf MSN xxxxx - Security Agreement Supplement - 2018-10-11.pdf
	129	MSN xxxxx - Loan Certificate - 2018-10-11.pdf MSN xxxxx- Security Agreement - 2018-10-11.pdf MSN xxxxx- Security Agreement Supplement - 2018-10-11.pdf
	130	MSN xxxxx - Aircraft Security Agreement.pdf MSN xxxxx - Loan Certificate.pdf MSN xxxxx - Security Agreement Supplement.pdf
	131	MSN xxxxx - Aircraft Security Agreement.pdf MSN xxxxx - Loan Certificate.pdf MSN xxxxx - Security Agreement Supplement.pdf
Guarantee Document	125	MSN xxxxx - Guarantee - 2018-10-11.pdf
	126	MSN xxxxx - Guarantee - 2018-10-11.pdf
	127	MSN xxxxx - Guarantee - 2018-10-11.pdf
	128	MSN xxxxx - Guarantee - 2018-10-11.pdf
	129	MSN xxxxx - Guarantee - 2018-10-11.pdf
	130	MSN xxxxx - Guarantee 2018-10-11 [xxxxx].pdf
	131	MSN xxxxx - Guarantee 2018-10-11 [xxxxx].pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	N/A	N/A
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	03. xxxxx (xxxxx) - Transfer Certificate (Loan Assignment Agreement).pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	4
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	Restructuring and Amendment Deed (with Schedules) -signed and dated.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	132	MSN xxxxx- 014. MSN xxxxx- Replacement Repayment Schedule Letter.pdf
	133	MSN xxxxx- 013. Replacement Repayment Schedule Letter.pdf
	134	MSN xxxxx- 021. Senior Facility Agent approval of revised Repayment Schedule.pdf
	135	MSN xxxxx- Replacement Repayment Schedule Letter.pdf

Page | 48

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	4
Source File Category	Loan ID	Source File Name(s)
	136	MSN xxxxx - Replacement Repayment Schedule Letterpdf.pdf
Security Document	132	MSN xxxxx - 026. MSN xxxxx – Debenture.pdf
	133	MSN xxxxx - 019. Debenture.pdf
	134	MSN xxxxx - 017. Debenture.pdf
	135	MSN xxxxx – Debenture.pdf
	136	MSN xxxxx - Debenture.pdf
Guarantee Document	ALL	016 Restructuring Guarantee - signed and dated.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	132	04. xxxxx - MSN xxxxx - Apr-21.pdf 04. xxxxx - MSN xxxxx - Aug-21.pdf
	133	04. xxxxx - MSN xxxxx - Apr-21.pdf 04. xxxxx - MSN xxxxx - Aug-21.pdf
	134	04. xxxxx MSN xxxxx - 2021-03-15.pdf 04. xxxxx MSN xxxxx - Jun-21.pdf
	135	04. xxxxx MSN xxxxx - 2021-02-17.pdf 04. xxxxx MSN xxxxx - May-21.pdf
	136	04. xxxxx MSN xxxxx - 2021-03-08.pdf 04. xxxxx MSN xxxxx - Jun-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	132	04. xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
	133	04. xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
	134	04. xxxxx (xxxxx) -Transfer Certificate (MSN xxxxx).pdf
	135	04. xxxxx (xxxxx) -Transfer Certificate (MSN xxxxx).pdf
	136	04. xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	5
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	137	Facility Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	N/A	N/A

Page | 49

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	5
Source File Category	Loan ID	Source File Name(s)
Guarantee Document	N/A	N/A
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	137	05. xxxxx - 12 Mar to 15 Jun 21.pdf 05. xxxxx - Jun-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	137	05. xxxxx (xxxxx) - Assignment Agreement.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	6
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	138	MSN xxxxx - xxxxx_xxxxx - Facility Agreement.pdf
	139	MSN xxxxx - xxxxx_xxxxx - Facility Agreement.pdf
Loan Supplement	138	MSN xxxxx - Loan Supplement.pdf xxxxx Aircraft xxxxx, LLC - DE Merger – Filed.pdf
	139	MSN xxxxx - Loan Supplement.pdf xxxxx Aircraft xxxxx, LLC - DE Merger – Filed.pdf
	ALL	Omnibus Amendment and Agreement (MSNs xxxxx and xxxxx) 19 06 2019.pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	138	xxxxx MSN xxxxx - Aircraft Security Agreement.pdf
	139	MSN xxxxx - Aircraft 2 Security Agreement.pdf
Guarantee Document	138	MSN xxxxx - xxxxx_xxxxx – Guarantee.pdf
	139	MSN xxxxx - xxxxx_xxxxx – Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	138	06. xxxxx - MSN xxxxx - 3.15.2021 through 6.15.2021.pdf 06. xxxxx - MSN xxxxx - Jun-21.pdf
	139	06. xxxxx - MSN xxxxx - 13 Apr to 13 Jul 21.pdf 06. xxxxx - MSN xxxxx - Jul-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	06. xxxxx (xxxxx) - Transfer Certificate.pdf

Page | 50

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	6
Source File Category	Loan ID	Source File Name(s)
Proceeds Agreement	ALL	xxxxx_-_Proceeds_Agreement.pdf
RVI Policy	N/A	N/A

Facility ID	7
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	MSN xxxxx and MSN xxxxx - Executed xxxxx - Facility Agreement.pdf
Loan Supplement	142	MSN xxxxx - Execution version xxxxx - Loan Supplement MSN xxxxx.pdf
	143	MSN xxxxx - Executed xxxxx - Loan Supplement.pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	142	MSN xxxxx - Executed xxxxx - Aircraft 1 Security Agreement.pdf
	143	MSN xxxxx - Executed xxxxx - Aircraft 2 Security Agreement.pdf
Guarantee Document	ALL	MSN xxxxx and MSN xxxxx - Executed xxxxx – Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	N/A	N/A
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	07. xxxxx (xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	ALL	MSN xxxxx and MSN xxxxx - Executed xxxxx - Proceeds Agreement.pdf
RVI Policy	N/A	N/A

Facility ID	9
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	001 Facility Agreement (06-03-2018).pdf
Loan Supplement	148	xxxxx - Loan Supplement - MSN xxxxx (xxxxx).pdf
	149	xxxxx - Loan Supplement - MSN xxxxx (xxxxx).pdf
	150	xxxxx - Loan Supplement - MSN xxxxx (xxxxx).pdf
	151	xxxxx - Loan Supplement - MSN xxxxx (xxxxx).pdf
	152	xxxxx - Replacement Loan Supplement (MSN xxxxx) (xxxxx) (12 July 2018).pdf
	153	xxxxx - Loan Supplement - MSN xxxxx (xxxxx).pdf
	154	xxxxx - Loan Supplement - MSN xxxxx (xxxxx).pdf

Page | 51

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	9
Source File Category	Loan ID	Source File Name(s)
	ALL	036 Amendment Agreement.pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	ALL	008 Borrower Security Assignment (06-03-2018).pdf
Guarantee Document	N/A	N/A
Intercreditor Deed	N/A	N/A
Servicing Agreement	ALL	023 Signed Servicing Agreement.pdf
Rollover Report	148	09. xxxxx - MSN xxxxx - 8 Mar to 8 Jun 21.pdf 09. xxxxx - MSN xxxxx - Jun-21.pdf
	149	09. xxxxx - MSN xxxxx - 8 Mar to 8 Jun 21.pdf 09. xxxxx - MSN xxxxx - Jun-21.pdf
	150	09. xxxxx - MSN xxxxx - 8 Mar to 8 Jun 21.pdf 09. xxxxx - MSN xxxxx - Jun-21.pdf
	151	09. xxxxx - MSN xxxxx - 8 Mar to 8 Jun 21.pdf 09. xxxxx - MSN xxxxx - Jun-21.pdf
	152	09. xxxxx - MSN xxxxx - 8 Mar to 8 Jun 21.pdf 09. xxxxx - MSN xxxxx - Jun-21.pdf
	153	09. xxxxx - MSN xxxxx - 8 Mar to 8 Jun 21.pdf 09. xxxxx - MSN xxxxx - Jun-21.pdf
	154	09. xxxxx - MSN xxxxx - 8 Mar to 8 Jun 21.pdf 09. xxxxx - MSN xxxxx - Jun-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	09. xxxxx (xxxxx) - Assignment Agreement.pdf
Proceeds Agreement	ALL	002 Proceeds Deed (06-03-2018).pdf
RVI Policy	N/A	N/A

Facility ID	10
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	156	1. xxxxx Facility - Senior Secured Credit Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	156	Updated xxxxx Amortization Schedule (Fifth Funding).xlsx Updated xxxxx Amortization Schedule (Fourth Funding) .xlsx Updated xxxxx Amortization Schedule (Second Funding) (2) .xlsx

Page | 52

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	10
Source File Category	Loan ID	Source File Name(s)
		Updated xxxxx Amortization Schedule (Third Funding) .xlsx
Security Document	156	3. xxxxx - xxxxx Facility - Co-Borrower Security Agreement.pdf
Guarantee Document	156	12. xxxxx - xxxxx Facility - Limited Guaranty.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	156	11. xxxxx Facility - Servicing Agreement (xxxxx).pdf
Rollover Report	156	10. xxxxx Rateset 1 - Jul-21.pdf 10. xxxxx Rateset 2 - Jul-21.pdf 10. xxxxx Rateset 3 - Jul-21.pdf 10. xxxxx Rateset 4 - Jul-21.pdf xxxxx Quarterly Report_Q2 2021.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	156	10. xxxxx (xxxxx) - Assignment and Assumption Agreement.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	11
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	158	15. xxxxx - xxxxx Facility - Credit Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	158

Updated xxxxx Amortization Schedule (Fifth Funding).xlsx

Updated xxxxx Amortization Schedule (Fourth Funding) .xlsx

Updated xxxxx Amortization Schedule (Second Funding) (2) .xlsx

Updated xxxxx Amortization Schedule (Third Funding) .xlsx

Security Document	158	17. xxxxx - xxxxx Facility - Co-Borrower Security Agreement.pdf
Guarantee Document	158	26. xxxxx - xxxxx Facility - Limited Guaranty.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	158	30. xxxxx Facility - Servicing Agreement (xxxxx).pdf
Rollover Report	158	10. xxxxx Rateset 5 - Jul-21.pdf 10. xxxxx Rateset 6 - Jul-21.pdf 10. xxxxx Rateset 7 - Jul-21.pdf xxxxx Quarterly Report_Q2 2021.pdf
Conversion Confirmation	N/A	N/A

Page | 53

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	11
Source File Category	Loan ID	Source File Name(s)
Transfer Certificate	158	11. xxxxx (xxxxx) - Assignment and Assumption Agreement.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	12
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	160	1. xxxxx - Credit Agreement (Signed Dated).pdf
Loan Supplement	160	xxxxx- Amendment Deed to the Credit Agreement (signeddated).pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	160	xxxxx Facility Amortisation dtd 3-8-21 (posted by xxxxx on DebtX).xlsx
Security Document	160	4. Co-Borrower Security Agreement (dated).pdf
Guarantee Document	N/A	N/A
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	160	12. xxxxx (xxxxx) - Rate Set - Jul-21.pdf xxxxx_Monthly Report_16-Aug-2021.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	160	12. xxxxx (xxxxx) - Assignment and Acceptance Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	14
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	198	Loan Agreement (Executed).pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	198	07. Loan Certificate.pdf 08. Security Agreement Supplement.pdf

Page | 54

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	14
Source File Category	Loan ID	Source File Name(s)
		Aircraft Security Agreement (Executed).pdf
Guarantee Document	198	Guarantee (Executed).pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	198	12. Servicer Acknowledgement.pdf
Rollover Report	N/A	N/A
Conversion Confirmation	N/A	N/A
Transfer Certificate	198	14. xxxxx (MSN xxxxx)) - Participation Ticket.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	15
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	199	020 Loan Agreement dated 11-13-15 MSN xxxxx.pdf
Loan Supplement	199	023 Supplement dated 11-16-15 MSN xxxxx.pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	199	031 Security Assignment dated 11-18-15 MSN xxxxx.pdf
Guarantee Document	199	047 Loan Guarantee dated 11-18-15 MSN xxxxx.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	199	15. xxxxx (xxxxx) - 6 May 21 - 7 Jun 21.pdf 15. xxxxx (xxxxx) - Aug-21(2).pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	199	15. xxxxx (xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	199	058 Aircraft RVI Policy dated 11-18-15 MSN xxxxx (Execution Copy).pdf

Facility ID	16
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	202	6. Loan Agreement.pdf

Page | 55

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	16
Source File Category	Loan ID	Source File Name(s)
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	202	13. Borrower Security Assignment.pdf
Guarantee Document	202	15. Acknowledgment of Assignment from the Guarantor - xxxxx.pdf 33. xxxxx Guarantee – Lessor.pdf 66. Letter of Comfort from Lessor Parent in favour of Finance Pa.pdf
Intercreditor Deed	202	8. All Parties Deed.pdf
Servicing Agreement	N/A	N/A
Rollover Report	202	16. xxxxx-xxxxx MSN xxxxx - xxxxx 19.01.2021-Amended.pdf 16. xxxxx - Jul-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	202	16. xxxxx - xxxxx (MSN xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	17
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	203	1 Loan Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	203	6 Replacement Schedules Letter Loan.pdf
Security Document	203	19 Security Assignment.pdf
Guarantee Document	203	18 Borrower Parent Undertaking Letter _Security Agent_.pdf 22 Notice and Acknowledgement of Assignment of Guarantee.pdf 32 Lessee Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A

Page | 56

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	17
Source File Category	Loan ID	Source File Name(s)
Rollover Report	203	17. xxxxx-xxxxx MSN xxxxx - Jun-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	203	17. xxxxx (MSN xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	18
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	204	1_2 Amended and Restated Loan Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	204	1_3 Replacement Schedules Letter Loan.pdf
Security Document	204	2_3 Security Assignment.pdf
Guarantee Document	204	2_2 Borrower Parent Undertaking Letter _Security Agent_.pdf 2_6 Notice and Acknowledgement of Assignment of Guarantee.pdf 2_14 Lessee Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report	204

18. xxxxx-xxxxx MSN xxxxx - Dec-20.pdf

18. xxxxx-xxxxx MSN xxxxx - Jun-21(2).pdf

18. xxxxx-xxxxx MSN xxxxx - Jun-21(3).pdf

18. xxxxx-xxxxx MSN xxxxx - Jun-21(4).pdf

18. xxxxx-xxxxx MSN xxxxx - Jun-21.pdf

Conversion Confirmation	N/A	N/A
Transfer Certificate	204	18. xxxxx (MAN xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Page | 57

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	19
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	01. xxxxx - Loan Agreement (xxxxx), Executed.pdf
Loan Supplement		xxxxx - First Amendment to Loan Agreement (xxxxx) xxxxx - xxxxx.pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	ALL

02. xxxxx - Mortgage and Security Agreement (xxxxx), Executed.pdf

03. xxxxx - Mortgage Supplement No. 5 (xxxxx), Executed.pdf

04. xxxxx - Promissory Note as of September 29, 2017 (xxxxx).pdf

MSN xxxxx - Final Promissory Notes (xxxxx), Executed.pdf

Guarantee Document	N/A	N/A
Intercreditor Deed	N/A	N/A
Servicing Agreement	N/A	N/A
Rollover Report Rollover Report	ALL	19. xxxxx - Mar-21.pdf 19.xxxxx-xxxxx-xxxxx Rate Reset 6-30-2021 Through 9-30-2021.pdf
	214	19. xxxxx - MSN xxxxx - Jun-21.pdf
	215	19. xxxxx - MSN xxxxx - Jun-21.pdf
	216	19. xxxxx - MSN xxxxx - Jun-21.pdf
	217	19. xxxxx - MSN xxxxx - Jun-21.pdf
	218	19. xxxxx - MSN xxxxx - Jun-21.pdf
	219	19. xxxxx - MSN xxxxx - Jun-21.pdf
	220	19. xxxxx - MSN xxxxx - Jun-21.pdf
	221	19. xxxxx - MSN xxxxx - Jun-21.pdf
	222	19. xxxxx - MSN xxxxx - Jun-21.pdf
	223	19. xxxxx - MSN xxxxx - Jun-21.pdf
	224	19. xxxxx - MSN xxxxx - Jun-21.pdf
	225	19. xxxxx - MSN xxxxx - Jun-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	19. xxxxx (xxxxx) - Transfer Supplement.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	20
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	035. Loan Agreement.pdf
Loan Supplement	ALL	037. Loan Supplement.pdf

Page | 58

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	20
Source File Category	Loan ID	Source File Name(s)
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	ALL	048. Aircraft Mortgage (NY Law).pdf
Guarantee Document	ALL	064. Loan Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	ALL	006. Aircraft Lease Agreement.pdf
Rollover Report	ALL	20. xxxxx (xxxxx)- Jul-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	20. xxxxx (xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	ALL	090. Residual Value Insurance Policy Declarations and Application.pdf 091. Residual Value Insurance Policy.pdf

Facility ID	21
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	ALL	035. Loan Agreement.pdf
Loan Supplement	ALL	037. Loan Supplement.pdf
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	N/A	N/A
Security Document	ALL	048. Aircraft Mortgage (NY Law).pdf
Guarantee Document	ALL	064. Loan Guarantee.pdf
Intercreditor Deed	N/A	N/A
Servicing Agreement	ALL	006. Aircraft Lease Agreement.pdf
Rollover Report	ALL	21. xxxxx (xxxxx) - Jul-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	ALL	21. xxxxx (xxxxx) - Transfer Certificate.pdf
Proceeds Agreement	N/A	N/A
RVI Policy	ALL	090. Residual Value Insurance Policy Declarations and Application.pdf 091. Residual Value Insurance Policy.pdf

Page | 59

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	22
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	187	MSN xxxxx Senior Loan Agreement.pdf
	189	MSN xxxxx Senior Loan Agreement.pdf
Loan Supplement	187	MSN xxxxx Deed of Amendment – Executed.pdf
	189	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	187	MSN xxxxx Replacement Schedule Confirmatory Agreement - Loan_Signed.pdf
	189	N/A
Security Document	187	MSN xxxxx Security Assignment.pdf
	189	MSN xxxxx Security Assignment.pdf
Guarantee Document	N/A	N/A
Intercreditor Deed	N/A	N/A
Servicing Agreement	ALL	MSN xxxxx Lease Management Agreement.pdf
Rollover Report	187	22. xxxxx (xxxxx) - MSN xxxxx - Feb-21.pdf 22. xxxxx MSN xxxxx.pdf
	189	22. xxxxx - MSN xxxxx - Rateset and intent - 24Mar21 - 24Jun21.pdf 22. xxxxx MSN xxxxx.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	187	22. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
	189	22. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	23
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	191	MSN xxxxx Senior Loan Agreement (signed and dated).pdf
	193	MSN xxxxx Senior Loan Agreement.pdf
	195	MSN xxxxx Senior Loan Agreement.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	191	MSN xxxxx Senior Loan - Replacement Schedule Confirmatory Agreement.pdf
	193	MSN xxxxx Replacement Schedule Confirmatory Agreement.pdf
	195	MSN xxxxx Replacement Schedule Confirmatory Agreement – Loan.pdf

Page | 60

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	23
Source File Category	Loan ID	Source File Name(s)
Security Document	191	MSN xxxxx Borrower Security Assignment.pdf
	193	MSN xxxxx Borrower Security Assignment.pdf
	195	MSN xxxxx Borrower Security Assignment.pdf
Guarantee Document	N/A	N/A
Intercreditor Deed	191	MSN xxxxx Intercreditor Deed (Signed and dated).pdf
	193	MSN xxxxx Intercreditor Deed.pdf
	195	MSN xxxxx Intercreditor Deed.pdf
Servicing Agreement	ALL	MSN xxxxx Lease Management Agreement (Signed and dated).pdf
Rollover Report	191	23. xxxxx - MSN xxxxx - Apr-21.pdf
	193	23. xxxxx - MSN xxxxx - Apr-21.pdf
	195	23. xxxxx - MSN xxxxx -Apr-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	191	23. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
	193	23. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
	195	23. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Facility ID	24
Source File Category	Loan ID	Source File Name(s)
Facility Agreement	207	MSN xxxxx - Senior Loan Agreement – Executed.pdf
	210	MSN xxxxx - Senior Loan Agreement – Executed.pdf
	213	MSN xxxxx - Senior Loan Agreement – Executed.pdf
	ALL	MSNs xxxxx, xxxxx, xxxxx - Participation Agreement – Executed.pdf
Loan Supplement	N/A	N/A
Underlying Facility Datatape	N/A	N/A
Amortization Schedule	207	MSN xxxxx- Replacement Schedules Certificate – Executed.pdf
	210	MSN xxxxx - Replacement Schedules Certificate – Executed.pdf
	213	MSN xxxxx - Replacement Schedules Certificate – Executed.pdf
Security Document	207	MSN xxxxx- Mortgage – Executed.pdf
	210	MSN xxxxx - Mortgage – Executed.pdf
	213	MSN xxxxx - Mortgage – Executed.pdf
Guarantee Document	N/A	N/A
Intercreditor Deed	N/A	N/A
Servicing Agreement	ALL	057. Lease Management Agreement xxxxx.pdf

Page | 61

SP Novo Aviation Holdings LP

Agreed upon procedures arrangement letter for Securitization project in connection with the proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

07 October 2021

Facility ID	24
Source File Category	Loan ID	Source File Name(s)
Rollover Report	207	24. xxxxx (xxxxx) - MSNxxxxx - Apr-21.pdf
	210	24. xxxxx (xxxxx) - MSNxxxxx - Apr-21.pdf
	213	24. xxxxx (xxxxx) - MSNxxxxx - Apr-21.pdf
Conversion Confirmation	N/A	N/A
Transfer Certificate	207	24. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
	210	24. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
	213	24. xxxxx-xxxxx (xxxxx) - Transfer Certificate (MSN xxxxx).pdf
Proceeds Agreement	N/A	N/A
RVI Policy	N/A	N/A

Page | 62